UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                  THE GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF
               (Exact name of registrant as specified in charter)

                                   ----------

                          220 Fifth Avenue, 20th Floor
                               New York, NY 10001
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 493-8631

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


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                    GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF

                         SEMI-ANNUAL REPORT (UNAUDITED)

           PERIOD FROM FEBRUARY 5, 2009 (COMMENCEMENT OF OPERATIONS)
                             THROUGH APRIL 30, 2009

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                               TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS                                                        1
STATEMENT OF ASSETS AND LIABILITIES                                            3
STATEMENT OF OPERATIONS                                                        4
STATEMENT OF CHANGES                                                           5
FINANCIAL HIGHLIGHTS                                                           6
NOTES TO FINANCIAL STATEMENTS                                                  7
DISCLOSURE OF FUND EXPENSES                                                   14
SUPPLEMENTAL INFORMATION                                                      16
BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT           17

The Fund will file their complete schedules of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission's website at http://www.sec.gov.

                               (GLOBAL FUNDS LOGO)
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                       Schedule of Investments (unaudited)
                                 April 30, 2009

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Financials                   48.7%
Energy                       19.3%
Materials                     9.0%
Consumer Discretionary        7.5%
Utilities                     6.7%
Consumer Staples              4.6%
Telecommunication Services    2.5%
Short-Term Investments        1.1%
Industrials                   0.6%

+    Percentages based on total investments.

                                                           Shares        Value
                                                         ----------   ----------
COMMON STOCK++ -- 96.5%
COLOMBIA -- 96.5%
CONSUMER DISCRETIONARY -- 7.5%

   Almacenes Exito*                                          16,657   $   81,570
   Cia Colombiana del Tejidos*                           57,026,994       25,183
   Textiles Fabricato Tejicondor*                         1,782,074       23,376
                                                                      ----------
                                                                         130,129
                                                                      ----------
CONSUMER STAPLES -- 4.4%
   Grupo Nacional de Chocolates                              11,087       78,532
                                                                      ----------
ENERGY -- 18.8%
   Ecopetrol ADR                                             18,478      332,789
                                                                      ----------
FINANCIALS -- 47.4%
   Banco de Bogota                                            7,000       75,475
   Banco de Credito Helm Financial Services                 163,501       22,805
   BanColombia ADR                                           14,700      343,245
   Bolsa de Valores de Colombia*                          5,331,628       51,519
   Cia Colombiana de Inversiones*                             7,807       89,638
   Financiera Colombiana                                     12,468       81,227
   Grupo Aval Acciones y Valores                            328,522       74,406
   Interbolsa*                                               27,412       20,375
   Suramericana de Inversiones                               10,602       79,824
                                                                      ----------
                                                                         838,514
                                                                      ----------

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                 Schedule of Investments (continued) (unaudited)
                                 April 30, 2009

                                                           Shares        Value
                                                         ----------   ----------
COMMON STOCK (continued)-- 96.5%
INDUSTRIALS -- 0.6%
   Tableros y Maderas de Caldas*                          5,373,665   $   10,056
                                                                      ----------
MATERIALS -- 8.8%
   Cementos Argos                                            24,386       71,438
   Inversiones Argos                                         18,874       84,339
                                                                      ----------
                                                                         155,777
                                                                      ----------
TELECOMMUNICATION SERVICES -- 2.5%
   Empresa de Telecomunicaciones de Bogota                  121,799       43,669
                                                                      ----------
UTILITIES -- 6.5%
   Interconexion Electrica                                   22,557       80,381
   Isagen                                                    39,390       34,876
                                                                      ----------
                                                                         115,257
                                                                      ----------
TOTAL COMMON STOCK (Cost $1,504,975)                                   1,704,723
                                                                      ----------
CASH EQUIVALENT -- 1.0%
   Brown Brothers
      0.030%, 05/01/09
TOTAL CASH EQUIVALENT (Cost $18,164)                         18,164       18,164
                                                                      ----------
TOTAL INVESTMENTS (Cost $1,523,139) -- 97.5%                          $1,722,887
                                                                      ==========

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,767,572.

*    NON-INCOME PRODUCING SECURITY.

++ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR  -- AMERICAN DEPOSITARY RECEIPT

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

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                 Statement of Assets and Liabilities (unaudited)
                                 April 30, 2009

ASSETS:
   Investments at Value (Cost $1,523,139)                             $1,722,887
   Foreign Currency at Value (Cost $34,626)                               34,628
   Dividend and Interest Receivable                                       11,593
                                                                      ----------
   TOTAL ASSETS                                                        1,769,108
                                                                      ----------
LIABILITIES:
   Payable due to Investment Adviser                                         910
   Other Accrued Expenses                                                    626
                                                                      ----------
TOTAL LIABILITIES                                                          1,536
                                                                      ----------
NET ASSETS                                                            $1,767,572
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                    $1,500,000
   Undistributed Net Investment Income                                    19,821
   Accumulated Net Realized Gain on Investments                           47,979
   Net Unrealized Appreciation on Investments                            199,748
   Net Unrealized Appreciation on Foreign Currency Transactions               24
                                                                      ----------
   NET ASSETS                                                         $1,767,572
                                                                      ==========
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                          100,000
   Net Asset Value, per Share                                         $    17.68
                                                                      ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

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                       Statement of Operations (unaudited)
          For the period February 5, 2009 (commencement of operations)
                             through April 30, 2009

INVESTMENT INCOME:
   Dividend                                                             $ 23,509
   Less: Foreign Taxes Withheld                                             (694)
                                                                        --------
      TOTAL INVESTMENT INCOME                                             22,815
                                                                        --------
EXPENSES
   Investment Advisory Fees                                                2,368
   Custodian Fees                                                            626
                                                                        --------
      TOTAL EXPENSES                                                       2,994
                                                                        --------
   NET INVESTMENT INCOME                                                  19,821
                                                                        --------
NET REALIZED GAIN ON:
   Investments                                                             1,285
   Foreign Currency Transactions                                          46,694
                                                                        --------
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS        47,979
                                                                        --------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments                                                           199,748
   Foreign Currency Transactions                                              24
                                                                        --------
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                                                 199,772
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS                                                          247,751
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $267,572
                                                                        ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

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                 Statement of Changes in Net Assets (unaudited)
          For the period February 5, 2009 (commencement of operations)
                             through April 30, 2009

OPERATIONS
   Net Investment Income                                              $   19,821
   Net Realized Gain on Investments and Foreign Currency
      Transactions                                                        47,979
   Net Change in Unrealized Appreciation on Investments and
      Foreign Currency Transactions                                      199,772
                                                                      ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  267,572
                                                                      ----------
CAPITAL SHARE TRANSACTIONS:
   Issued                                                              1,500,000
                                                                      ----------
   INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              1,500,000
                                                                      ----------
   TOTAL INCREASE IN NET ASSETS                                        1,767,572
                                                                      ----------
NET ASSETS:
   Beginning of Period                                                        --
                                                                      ----------
   End of Period (includes undistributed net investment income of
      $19,821)                                                        $1,767,572
                                                                      ==========
SHARE TRANSACTIONS:
   Issued                                                                100,000
                                                                      ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS            100,000
                                                                      ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

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                        Financial Highlights (unaudited)
          For the period February 5, 2009 (commencement of operations)
                             through April 30, 2009

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

Net Asset Value,
   Beginning of Period                                                 $15.00
                                                                       ------
Income from
   Investment Operations:
   Net Investment Income                                                 0.20(1)
   Net Realized and Unrealized Gains on Investments                      2.48
                                                                       ------
Total from Operations                                                    2.68
                                                                       ------
Net Asset Value, End of Period                                         $17.68
                                                                       ======
TOTAL RETURN(2)                                                         17.87%
                                                                       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $1,768
Ratio of Net Expenses to Average Net Assets                              0.86%*
Ratio of Net Investment Income to Average Net Assets                     5.71%*
Portfolio Turnover Rate                                                     2%

*    Annualized.

(1)  Per share calculations were performed using average shares.

(2) Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

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                    Notes to Financial Statements (unaudited)
                                 April 30, 2009

1. ORGANIZATION:

The Global X Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with six funds: Global X FTSE Argentina 20 ETF, Global X/InterBolsa FTSE Colombia 20 ETF, Global X FTSE Egypt 30 ETF, Global X FTSE Nordic 30 ETF, Global X FTSE Peru 20 ETF and Global X FTSE Philippines 30 ETF (collectively "Funds"). As of April 30, 2009, only the Global X/InterBolsa FTSE Colombia 20 ETF (the "Fund") is operational. The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Colombia 20 Index. Global X Management Company LLC (the "Adviser"), a Delaware Limited Liability Company, serves as the investment advisor and the administrator for the Fund. Subject to the supervision of the Board of Trustees (the "Board"), the Adviser is responsible for managing the investment activities of the Fund, the Fund's business affairs and other administrative matters.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

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                    Notes to Financial Statements (unaudited)
                                 April 30, 2009

approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides

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                    Notes to Financial Statements (unaudited)
                                 April 30, 2009

enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on February 5, 2009. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

                              LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                            ----------   -------   -------   ----------
INVESTMENTS IN SECURITIES   $1,722,887     $--       $--     $1,722,887

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

At inception, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing

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                               (GLOBAL FUNDS LOGO)
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                    Notes to Financial Statements (unaudited)
                                 April 30, 2009

authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded

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                    Notes to Financial Statements (unaudited)
                                 April 30, 2009

by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2009, there were no open forward foreign currency exchange contracts.

EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS --The Fund issues and redeems Shares at NAV and only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit" or multiples thereof). Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,600 per transaction (assuming 50,000 Shares in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of first creation was approximately $750,000. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $2,600 per transaction (assuming 50,000 Shares in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged.

3. RELATED PARTY TRANSACTIONS:

Under the terms of an investment advisory agreement provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.68% of the Fund's average daily net assets.

The Adviser and InterBolsa S.A. ("InterBolsa"), one of the leading broker-dealers located in Colombia, have entered into an agreement, pursuant to which Interbolsa agrees to provide certain marketing, marketing-related and other services and allow the use of InterBolsa's name and brand with respect to the Global X/InterBolsa FTSE Colombia 20 ETF. Under this agreement, InterBolsa has agreed to make an initial

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                               (GLOBAL FUNDS LOGO)
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                    Notes to Financial Statements (unaudited)
                                 April 30, 2009

payment to the Adviser regarding certain start up expenses for the Fund and the Adviser has agreed to share with InterBolsa fifty percent (50%) of the Adviser's legitimate profits with respect to the Global X/InterBolsa FTSE Colombia 20 ETF.

4. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2009, the Fund made purchases of $1,537,230 and sales of $33,540 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

5. TAX INFORMATION

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009 were as follows:

                   AGGREGATED GROSS   AGGREGATED GROSS
                      UNREALIZED         UNREALIZED      NET UNREALIZED
FEDERAL TAX COST     APPRECIATION       DEPRECIATION      APPRECIATION
----------------   ----------------   ----------------   --------------
   $1,523,139         $200,174             $426             $199,748

6. CONCENTRATION OF RISKS:

The Fund invests in securities of foreign issuers in one country. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

7. OTHER:

At April 30, 2009, 100% of total shares outstanding were held by one shareholder owning 10% or greater of the aggregate total shares outstanding.

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                               (GLOBAL FUNDS LOGO)
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                    Notes to Financial Statements (unaudited)
                                 April 30, 2009

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

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                     Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

                               (GLOBAL FUNDS LOGO)
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                     Disclosure of Fund Expenses (unaudited)

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
GLOBAL X/INTERBOLSA FTSE     VALUE       VALUE       EXPENSE     DURING
COLOMBIA 20 ETF             02/05/09    04/30/09     RATIOS      PERIOD
------------------------   ---------   ---------   ----------   --------
ACTUAL FUND RETURN         $1,000.00   $1,178.70      0.86%     $2.16(1)
HYPOTHETICAL 5% RETURN     $1,000.00   $1,009.53      0.86%     $1.99(2)

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 84/365 (to reflect the time period that the fund was operational).

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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                      Supplemental Information (unaudited)

Net asset value, or "NAV", is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Information for the Fund showing the frequency distributions of premiums and discounts for the Fund is not presented as the Fund commenced operations on February 5, 2009, and did not have a full quarter of information as of April 30, 2009.

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                      Board Considerations in Approving the
                    Investment Advisory Agreement (unaudited)

GLOBAL X/INTERBOLSA FTSE COLOMBIA 20 ETF

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund's board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider and approve the terms of the mutual fund's investment advisory agreement.

At a meeting held on December 5, 2008, the Board of Trustees ("Board") of Global X Funds ("Trust"), including each of the Independent Trustees, unanimously voted to approve the investment advisory agreement between the Trust, on behalf of Global X/InterBolsa FTSE Colombia 20 ETF ("Fund") and Global X Management LLC ("Global X Management") ("Agreement"). In advance of the December Board meeting, the Board reviewed written responses from Global X Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses.

In determining to approve the Agreement, the Board concluded that the Agreement was fair and reasonable and in the best interests of the Fund and its shareholders. The Board considered the following categories of material factors, among others, relating to the agreements. Based upon its review of these various factors, as well as other information, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed below or deem any one factor or group of them to be controlling in and of themselves.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information and data concerning the nature, extent, and quality of the services to be provided to the Fund by Global X Management. The Board considered, among other things, the terms of the Agreement and the range of services to be provided to the Fund. The Board reviewed information about Global X Management's key personnel and the portfolio managers who would provide investment advisory services to the Fund. The Board also considered Global X Management's responsibilities under the Agreement to, among other things, (i) manage the investment operations of the Fund and the composition of the Fund's assets, including the purchase, retention and disposition thereof, (ii) provide quarterly reports to the Trust's officers and Board, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the Fund, (iv) select broker-dealers to execute portfolio transactions for the Fund, (v) assist in the preparation and

                               (GLOBAL FUNDS LOGO)
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                      Board Considerations in Approving the
                    Investment Advisory Agreement (unaudited)

filing of reports and proxy statements (if any) to the shareholders of the Fund, the periodic updating of the registration statement, prospectus, statement of additional information, and other reports and documents for the Fund required to be filed by the Trust with the Securities and Exchange Commission and other governmental bodies, and (vi) monitor anticipated purchases and redemptions of the Fund's shares (including creation units) by shareholders and new investors. The Board also considered the quality of the services to be provided and the quality of Global X Management's resources that would be made available to the Fund. The Board evaluated Global X Management's administrative and compliance services, and information the Board received regarding the experience and professional qualifications of Global X Management's key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Global X Management.

PERFORMANCE

The Board considered that, because the Fund had not started operations, meaningful data relating to its performance was not available and could not be a factor in approving the Agreement.

COST OF SERVICES AND PROFITABILITY

The Board reviewed information regarding Global X Management's cost to provide investment management and related services to the Fund and the profitability to its from managing the Fund. The Board considered the proposed advisory fee schedule and considered information about the profitability to Global X Management from all services to be provided to the Fund and all aspects of its relationships with the Fund. The Board noted that Global X Management expected that it would not be generating any profits from its services to the Fund during the first year of the Fund's operations. Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the Fund would not be excessive.

                               (GLOBAL FUNDS LOGO)
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                      Board Considerations in Approving the
                    Investment Advisory Agreement (unaudited)

COMPARISON OF FEES AND SERVICES

The Board considered comparative information with respect to the investment management fees to be paid by the Fund to Global X Management. In this regard, the Board considered the proposed unitary fee structure and the projected expenses. The Board noted that, under a Supervision and Administration Agreement, Global X Management would be responsible for certain expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services for the Fund, except asset-based custody fees, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The Board considered comparative expense data for the Fund, including fees and expenses paid by comparable emerging market, frontier country and regional focused exchange traded funds.

Based on these considerations, the Board concluded that the Fund's advisory fee, in conjunction with the information about quality of services, profitability, and other matters discussed, supports the conclusion that the advisory fee is reasonable.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee level reflect these economies of scale for the benefit of Fund's investors. The Board reviewed the Fund's fee arrangements, and considered that Global X Management does not expect to make a profit from its services to the Fund for at least the first year of the Fund's operations and the significant investment of time and resources that Global X Management has made in the Fund. The Trustees also considered that a unitary fee provides certainty of expenses for the Fund. Based on these considerations, the Board concluded that a flat advisory fee was reasonable.

OTHER BENEFITS

In addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result from its relationships with the Fund.

                               (GLOBAL FUNDS LOGO)
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                          220 Fifth Avenue, 20th Floor
                               New York, NY 10001
                                 1-888-GXFund-1
                                (1-888-493-8631)
                              www.globalxfunds.com

                               INVESTMENT ADVISER:
                         Global X Management Company LLC
                          220 Fifth Avenue, 20th Floor
                               New York, NY 10001

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                               SUB-ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                                   Dechert LLP
                                 1175 I Street
                           Washington, DC 20006-2401

  This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-SA-001-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Global X/ InterBolsa FTSE Colombia
                                        20 ETF


By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: July 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: July 9, 2009


By (Signature and Title)*               \s\ Jose C. Gonzalez
                                        ----------------------------------------
                                        Jose C. Gonzalez
                                        CFO

Date: July 9, 2009

* Print the name and title of each signing officer under his or her signature.